UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Institutional International Equity Fund

MFS® Institutional Trust

Semiannual report

12/31/07

IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED            MAY LOSE VALUE            NO BANK OR CREDIT UNION GUARANTEE            NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Nestle S.A.	4.6%
Roche Holding AG	3.4%
Kao Corp.	3.3%
LVMH Moet Hennessy Louis Vuitton S.A.	3.2%
Bayer AG	3.0%
Reckitt Benckiser Group PLC	3.0%
Schneider Electric S.A.	2.8%
GlaxoSmithKline PLC	2.5%
Canon, Inc.	2.5%
TOTAL S.A.	2.5%

Equity sectors
Consumer Staples	16.9%
Financial Services	16.4%
Health Care	12.4%
Technology	8.1%
Basic Materials	7.2%
Utilities & Communications	6.8%
Energy	6.3%
Industrial Goods & Services	5.6%
Leisure	5.5%
Retailing	4.7%
Autos & Housing	3.4%
Transportation	2.8%
Special Products & Services	2.1%

Country weightings
France	19.7%
Japan	17.9%
United Kingdom	17.4%
Switzerland	16.5%
Germany	10.0%
Netherlands	3.7%
Austria	1.7%
Italy	1.5%
South Korea	1.3%
Other Countries	10.3%

Percentages are based on net assets as of 12/31/07.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2007 through December 31, 2007

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 through December 31, 2007.

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional cost, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/07	Ending Account Value 12/31/07	Expenses Paid During Period (p) 7/01/07-12/31/07
Actual	0.75%	$1,000.00	$1,001.12	$3.77
Hypothetical (h)	0.75%	$1,000.00	$1,021.37	$3.81

(h)	5% fund return per year before expenses.

(p)	Expenses paid is equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

3

PORTFOLIO OF INVESTMENTS – 12/31/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.2%
Alcoholic Beverages – 6.0%
Diageo PLC	2,855,304	$61,119,082
Grupo Modelo S.A. de C.V., “C”	1,373,600	6,481,442
Heineken N.V.	845,240	54,437,526
Pernod Ricard S.A.	220,428	50,767,917

		$172,805,967

Apparel Manufacturers – 3.9%
Li & Fung Ltd.	4,527,000	$18,090,205
LVMH Moet Hennessy Louis Vuitton S.A. (l)	775,008	93,148,493

		$111,238,698

Automotive – 3.4%
Bayerische Motoren Werke AG	526,060	$32,484,769
Bridgestone Corp.	1,106,100	19,481,096
Toyota Motor Corp.	847,100	45,595,262

		$97,561,127

Biotechnology – 0.5%
Actelion Ltd. (a)(l)	285,972	$13,031,781

Broadcasting – 3.2%
Societe Television Francaise 1	522,738	$13,922,851
Vivendi S.A.	500,010	22,784,123
WPP Group PLC	4,257,460	54,507,005

		$91,213,979

Brokerage & Asset Managers – 2.7%
Julius Baer Holding Ltd.	471,000	$38,284,595
Nomura Holdings, Inc.	2,373,400	39,675,240

		$77,959,835

Business Services – 0.7%
Satyam Computer Services Inr2(100%demat)	529,640	$6,040,622
Satyam Computer Services Ltd., ADR	529,980	14,161,066

		$20,201,688

Chemicals – 1.7%
Givaudan S.A.	50,160	$48,193,624

Conglomerates – 1.4%
Smiths Group PLC	2,037,430	$40,842,254

Consumer Goods & Services – 6.3%
Kao Corp.	3,140,000	$94,440,317
Reckitt Benckiser Group PLC	1,473,682	85,132,985

		$179,573,302

Electrical Equipment – 4.7%
Legrand S.A.	1,076,150	$36,552,791
OMRON Corp.	788,600	18,665,722
Schneider Electric S.A. (l)	604,386	80,813,572

		$136,032,085

Electronics – 8.1%
Asahi Glass Co. Ltd. (l)	2,269,000	$30,089,089

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Canon, Inc. (l)	1,581,700	$72,268,378
Hirose Electric Co. Ltd. (l)	172,200	19,915,177
Nintendo Co. Ltd. (l)	29,200	17,728,712
Ricoh Co. Ltd.	1,719,000	31,615,821
Samsung Electronics Co. Ltd.	66,520	39,097,861
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,064,420	20,561,623

		$231,276,661

Energy – Independent – 1.5%
INPEX Holdings, Inc.	3,959	$42,586,295

Energy – Integrated – 4.8%
BG Group PLC	473,499	$10,901,564
Royal Dutch Shell PLC	1,340,280	56,463,155
TOTAL S.A.	865,202	71,802,761

		$139,167,480

Food & Beverages – 4.6%
Nestle S.A.	286,871	$131,448,202

Food & Drug Stores – 0.8%
Tesco PLC	2,409,488	$22,752,052

Gaming & Lodging – 2.3%
Ladbrokes PLC	3,534,484	$22,573,445
William Hill PLC	4,069,315	42,203,862

		$64,777,307

Insurance – 4.6%
Assicurazioni Generali S.p.A	351,646	$15,763,756
AXA	1,457,921	58,049,062
QBE Insurance Group Ltd.	413,208	12,040,492
Swiss Reinsurance Co.	641,156	44,975,498

		$130,828,808

Machinery & Tools – 0.9%
Fanuc Ltd.	258,100	$25,136,535

Major Banks – 4.9%
Banco Bilbao Vizcaya Argentaria S.A.	576,620	$14,162,465
Credit Agricole S.A. (l)	903,490	30,308,237
Erste Bank der oesterreichischen Sparkassen AG	708,300	50,342,321
HSBC Holdings PLC	1,186,310	19,883,566
Intesa Sanpaolo S.p.A	3,472,672	27,236,097

		$141,932,686

Medical Equipment – 1.5%
Synthes, Inc.	337,704	$41,742,005

Metals & Mining – 0.7%
BHP Billiton PLC	667,920	$20,555,021

Natural Gas – Distribution – 1.7%
Gaz de France (l)	558,300	$32,509,842
Tokyo Gas Co. Ltd. (l)	3,706,000	17,302,828

		$49,812,670

4

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.2%
Aeon Credit Service Co. Ltd.	1,076,800	$15,918,827
Komercni Banka A.S.	72,128	17,335,849
PT Bank Central Asia Tbk.	5,826,000	4,482,756
Shizuoka Bank Ltd. (l)	1,294,000	14,212,398
UBS AG	1,468,718	68,206,397

		$120,156,227

Pharmaceuticals – 10.4%
Bayer AG	943,320	$86,006,735
GlaxoSmithKline PLC	2,855,180	72,455,405
Merck KGaA	327,549	42,076,682
Roche Holding AG	574,010	98,874,002

		$299,412,824

Railroad & Shipping – 0.8%
Canadian National Railway Co.	511,816	$24,019,525

Specialty Chemicals – 4.8%
L’Air Liquide S.A. (l)	361,676	$53,588,593
Linde AG	506,790	66,747,173
Shin-Etsu Chemical Co. Npv	265,100	16,574,754

		$136,910,520

Telecommunications – Wireless – 0.3%
MTN Group Ltd.	540,710	$10,131,662

Telephone Services – 1.3%
Singapore Telecommunications Ltd.	13,983,050	$38,372,337

Trucking – 2.0%
TNT N.V.	1,308,080	$54,432,557
Yamato Holdings Co. Npv	311,000	4,484,814

		$58,917,371

Utilities – Electric Power – 3.5%
E.ON AG	310,340	$65,893,187
SUEZ S.A. (l)	500,130	33,901,389

		$99,794,576

Total Common Stocks (Identified Cost, $2,383,436,111)		$2,818,385,104

COLLATERAL FOR SECURITIES LOANED – 6.0%
Citigroup Global Markets, Inc., Repurchase Agreements, 4.15%, dated 12/31/07, due 1/02/08, total to be received $72,291,498 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	72,274,835	72,274,835
Morgan Stanley, Repurchase Agreement, 4.35%, dated 12/31/07, due 1/02/08, total to be received $100,024,167 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	100,000,000	$100,000,000

Total Collateral for Securities Loaned, at Amortized Cost and Value		$172,274,835

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS (v) – 0.8%
MFS Institutional Money Market Portfolio, 4.84%, at Cost and Net Asset Value	24,114,393	$24,114,393

Total Investments (Identified Cost, $2,579,825,339)		$3,014,774,332

OTHER ASSETS, LESS LIABILITIES – (5.0)%		(144,543,171)

Net Assets – 100.0%		$2,870,231,161

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

5

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/07
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $2,555,710,946)	$2,990,659,939
Underlying funds, at cost and value	24,114,393
Total Investments, at value including $164,982,361 of securities on loan (identified cost, $2,579,825,339)	3,014,774,332
Receivable for investments sold	91,866,504
Receivable for fund shares sold	4,094,267
Interest and dividends receivable	3,139,370
Receivable from investment adviser	23,385
Other assets	44,946
Total assets		$3,113,942,804
Liabilities
Payable to custodian	$90,219
Payable for investments purchased	6,362,517
Payable for fund shares reacquired	64,266,477
Collateral for securities loaned, at value	172,274,835
Payable to affiliates
Management fee	227,910
Shareholder servicing costs	4,632
Administrative services fee	192
Payable for independent trustees’ compensation	1,695
Accrued expenses and other liabilities	483,166
Total liabilities		$243,711,643
Net assets		$2,870,231,161
Net assets consist of
Paid-in capital	$2,417,730,082
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $14,533 deferred country tax)	434,881,458
Accumulated net realized gain (loss) on investments and foreign currency transactions	17,614,716
Undistributed net investment income	4,905
Net assets		$2,870,231,161
Shares of beneficial interest outstanding		143,208,776
Net asset value per share (net assets of $2,870,231,161 / 143,208,776 shares of beneficial interest outstanding)		$20.04

See Notes to Financial Statements

6

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/07
Net investment income
Income
Dividends	$18,192,901
Dividends from underlying funds	1,130,115
Interest	399,392
Foreign taxes withheld	(787,204)
Total investment income		$18,935,204
Expenses
Management fee	$10,976,717
Shareholder servicing costs	112,164
Administrative services fee	236,240
Independent trustees’ compensation	26,452
Custodian fee	500,837
Shareholder communications	3,904
Auditing fees	21,658
Legal fees	23,402
Miscellaneous	92,327
Total expenses		$11,993,701
Reduction of expenses by investment adviser	(1,093,343)
Net expenses		$10,900,358
Net investment income		$8,034,846
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$81,488,327
Foreign currency transactions	162,204
Net realized gain (loss) on investments and foreign currency transactions		$81,650,531
Change in unrealized appreciation (depreciation)
Investments (net of $22,366 decrease in deferred country tax)	$(81,383,125)
Translation of assets and liabilities in foreign currencies	(225,213)
Net unrealized gain (loss) on investments and foreign currency translation		$(81,608,338)
Net realized and unrealized gain (loss) on investments and foreign currency		$42,193
Change in net assets from operations		$8,077,039

See Notes to Financial Statements

7

FINANCIAL STATEMENTS  |   STATEMENT OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/07	Year ended 6/30/07
	(unaudited)
Change in net assets
From operations
Net investment income	$8,034,846	$52,297,353
Net realized gain (loss) on investments and foreign currency transactions	81,650,531	190,959,192
Net unrealized gain (loss) on investments and foreign currency translation	(81,608,338)	275,503,604
Change in net assets from operations	$8,077,039	$518,760,149
Distributions declared to shareholders
From net investment income	$(52,744,062)	$(58,324,440)
From net realized gain on investments	(180,560,315)	(169,436,495)
Total distributions declared to shareholders	$(233,304,377)	$(227,760,935)
Change in net assets from fund share transactions	$317,353,651	$523,575,035
Total change in net assets	$92,126,313	$814,574,249
Net assets
At beginning of period	2,778,104,848	1,963,530,599
At end of period (including undistributed net investment income of $4,905 and $44,714,121, respectively)	$2,870,231,161	$2,778,104,848

See Notes to Financial Statements

8

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/07		Years ended 6/30
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$21.71		$19.22	$15.48	$14.73	$11.61	$11.77
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.45	$0.68	$0.26	$0.21	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.01)		4.16	3.72	1.34	2.97	(0.27)
Total from investment operations	$0.05		$4.61	$4.40	$1.60	$3.18	$(0.10)
Less distributions declared to shareholders
From net investment income	$(0.39)		$(0.54)	$(0.20)	$(0.17)	$(0.06)	$(0.06)
From net realized gain on investments	(1.33)		(1.58)	(0.46)	(0.68)	—	—
Total distributions declared to shareholders	$(1.72)		$(2.12)	$(0.66)	$(0.85)	$(0.06)	$(0.06)
Net asset value, end of period	$20.04		$21.71	$19.22	$15.48	$14.73	$11.61
Total return (%) (r)(s)	0.11	(n)	25.00	28.89	10.72	27.39	(0.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.83	0.86	0.92	0.92	1.04
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75	0.75	0.75	0.78
Net investment income	0.55	(a)	2.21	3.82	1.68	1.57	1.66
Portfolio turnover	17		42	45	45	53	55
Net assets at end of period (000 Omitted)	$2,870,231		$2,778,105	$1,963,531	$1,036,607	$604,987	$202,796

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

See Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those

10

Notes to Financial Statements – continued

securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended December 31, 2007, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and other expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from

11

Notes to Financial Statements – continued

recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

6/30/07
Ordinary income (including any short-term capital gains)	$74,417,715
Long-term capital gain	153,343,220
$227,760,935

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/07
Cost of investments	$2,584,070,932
Gross appreciation	493,287,308
Gross depreciation	(62,583,908)
Net unrealized appreciation (depreciation)	$430,703,400

As of 06/30/07
Undistributed ordinary income	$51,670,359
Undistributed long-term capital gain	113,939,852
Other temporary differences	9,315
Net unrealized appreciation (depreciation)	512,108,891

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

Effective August 1, 2007, the investment adviser agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1.0 billion and 0.65% of average daily net assets in excess of $2.5 billion. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $493,361 which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2007 was equivalent to an effective rate of 0.72% of the fund’s average daily net assets.

For the period July 1, 2007 through July 31, 2007, the investment adviser had agreed in writing to pay all of the fund’s operating expenses, exclusive of management and certain other fees and expenses. Effective August 1, 2007, the investment adviser has agreed in writing to pay a portion of the fund’s total operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.75% of the fund’s average daily net assets. The reductions under these agreements amounted to $594,029 and are also reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2007, the fee was $109,895, which equated to 0.0075% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2007, these costs amounted to $2,269. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended December 31, 2007 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation

12

Notes to Financial Statements – continued

directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD (MFS Fund Distributors, Inc.) and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended December 31, 2007, the fee paid to Tarantino LLC was $11,091. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $5,953, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $512,473,758 and $473,936,077, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/07		Year ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold	18,021,758	$384,539,516	37,715,605	$779,819,805
Shares issued to shareholders in reinvestment of distributions	10,152,890	206,002,140	10,047,486	199,944,977
Shares reacquired	(12,922,661)	(273,188,005)	(21,949,663)	(456,189,747)
Net change	15,251,987	$317,353,651	25,813,428	$523,575,035

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2007, the fund’s commitment fee and interest expense were $5,963 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	443,851,653	(419,737,260)	24,114,393

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,130,115	$24,114,393

13

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees

14

Board Review of Investment Advisory Agreement – continued

concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation on “other expenses” for the Fund, and that MFS has proposed to replace this expense limitation with an expense limitation on “total expenses”, effective August 1, 2007. The Trustees also considered that, according to the Lipper data (which takes into account the current expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Based on their review of the Fund’s advisory fee rate schedule, the Trustees requested, and MFS agreed to implement, advisory fee breakpoints to reduce the Fund’s annual advisory fee rate by 0.05% on average daily net assets over $1 billion, and by an additional 0.05% on each of average daily net assets over $2.5 billion, effective August 1, 2007.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the Fund’s name on the “Trust Fact Sheets, Prospectuses & Reports” page under “Institutional Capabilities & Products” in the “US Institutional Investor” section of the MFS Web site (mfs.com).

15

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-1330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

16

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

9 a.m. to 5 p.m. ET

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

MFS® Institutional Large Cap Value Fund

MFS® Institutional Trust

Semiannual report

12/31/07

ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED            MAY LOSE VALUE            NO BANK OR CREDIT UNION GUARANTEE            NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
Lockheed Martin Corp.	4.1%
Altria Group, Inc.	3.8%
Allstate Corp.	3.1%
Exxon Mobil Corp.	3.0%
TOTAL S.A., ADR	2.7%
Johnson & Johnson	2.5%
MetLife, Inc.	2.5%
Bank of America Corp.	2.2%
Bank of New York Mellon Corp.	2.0%
Procter & Gamble Co.	2.0%

Equity sectors
Financial Services	25.2%
Energy	14.1%
Consumer Staples	10.4%
Industrial Goods & Services	9.9%
Health Care	9.6%
Utilities & Communications	8.1%
Technology	5.2%
Retailing	4.5%
Basic Materials	3.5%
Leisure	3.2%
Autos & Housing	2.8%
Special Products & Services	1.2%
Transportation	0.9%

Percentages are based on net assets as of 12/31/07.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period, July 1, 2007 through December 31, 2007

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 through December 31, 2007.

Actual expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/07	Ending Account Value 12/31/07	Expenses Paid During Period (p) 7/01/07-12/31/07
Actual	0.55%	$1,000.00	$998.72	$2.76
Hypothetical (h)	0.55%	$1,000.00	$1,022.37	$2.80

(h)	5% fund return per year before expenses.

(p)	Expenses paid is equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS – 12/31/07 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 7.8%
Lockheed Martin Corp.	20,950	$2,205,197
Northrop Grumman Corp.	11,290	887,846
Raytheon Co.	2,110	128,077
United Technologies Corp.	11,990	917,715

		$4,138,835

Alcoholic Beverages – 1.1%
Diageo PLC, ADR	6,710	$575,919

Apparel Manufacturers – 1.5%
NIKE, Inc., “B”	12,380	$795,291

Automotive – 0.5%
Johnson Controls, Inc.	7,060	$254,442

Broadcasting – 1.9%
Citadel Broadcasting Corp.	533	$1,098
E.W. Scripps Co., “A”	3,160	142,232
Omnicom Group, Inc.	5,500	261,415
Walt Disney Co.	12,480	402,854
WPP Group PLC, ADR	3,460	222,443

		$1,030,042

Brokerage & Asset Managers – 3.9%
Franklin Resources, Inc.	4,080	$466,874
Goldman Sachs Group, Inc.	4,350	935,468
Lehman Brothers Holdings, Inc.	4,830	316,075
Merrill Lynch & Co., Inc.	7,270	390,254

		$2,108,671

Business Services – 1.2%
Accenture Ltd., “A”	17,170	$618,635

Chemicals – 2.1%
Dow Chemical Co.	4,480	$176,602
PPG Industries, Inc.	11,310	794,301
Syngenta AG, ADR	3,040	154,006

		$1,124,909

Computer Software – 1.7%
Oracle Corp. (a)	39,700	$896,426

Computer Software – Systems – 2.0%
Hewlett-Packard Co.	9,410	$475,017
International Business Machines Corp.	5,480	592,388

		$1,067,405

Construction – 2.3%
Masco Corp.	29,650	$640,737
Sherwin-Williams Co.	3,880	225,195
Toll Brothers, Inc. (a)	18,140	363,888

		$1,229,820

Consumer Goods & Services – 2.0%
Procter & Gamble Co.	14,320	$1,051,374

Containers – 0.2%
Smurfit-Stone Container Corp. (a)	8,010	$84,586

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 1.4%
Rockwell Automation, Inc.	5,090	$351,006
W.W. Grainger, Inc.	4,630	405,218

		$756,224

Electronics – 1.5%
Intel Corp.	31,120	$829,659

Energy – Independent – 3.1%
Apache Corp.	5,410	$581,791
Devon Energy Corp.	7,740	688,163
EOG Resources, Inc.	4,590	409,658

		$1,679,612

Energy – Integrated – 11.0%
Chevron Corp.	4,903	$457,597
ConocoPhillips	8,590	758,497
Exxon Mobil Corp.	17,340	1,624,585
Hess Corp.	9,590	967,247
Marathon Oil Corp.	5,420	329,861
Royal Dutch Shell PLC, ADR	3,510	295,542
TOTAL S.A., ADR	17,210	1,421,546

		$5,854,875

Food & Beverages – 3.5%
General Mills, Inc.	5,400	$307,800
Kellogg Co.	11,070	580,400
Nestle S.A., ADR	5,490	628,605
PepsiCo, Inc.	5,004	379,804

		$1,896,609

Food & Drug Stores – 0.9%
CVS Caremark Corp.	11,590	$460,703

Gaming & Lodging – 1.3%
Royal Caribbean Cruises Ltd.	15,900	$674,796

General Merchandise – 1.2%
Macy’s, Inc.	24,110	$623,726

Health Maintenance Organizations – 2.2%
UnitedHealth Group, Inc.	6,790	$395,178
WellPoint, Inc. (a)	8,820	773,779

		$1,168,957

Insurance – 8.6%
Allstate Corp.	31,376	$1,638,768
Chubb Corp.	5,850	319,293
Genworth Financial, Inc., “A”	16,590	422,216
Hartford Financial Services Group, Inc.	5,820	507,446
MetLife, Inc.	21,330	1,314,355
Prudential Financial, Inc.	4,190	389,838

		$4,591,916

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 0.7%
Deere & Co.	960	$89,395
Eaton Corp.	1,820	176,449
Timken Co.	3,790	124,502

		$390,346

Major Banks – 7.3%
Bank of America Corp.	28,850	$1,190,351
Bank of New York Mellon Corp.	21,716	1,058,872
PNC Financial Services Group, Inc.	7,980	523,887
State Street Corp.	6,060	492,072
SunTrust Banks, Inc.	9,730	608,028

		$3,873,210

Other Banks & Diversified Financials – 5.4%
American Express Co.	6,475	$336,829
Citigroup, Inc.	28,010	824,614
Fannie Mae	19,182	766,896
Freddie Mac	4,270	145,479
UBS AG	18,090	832,140

		$2,905,958

Pharmaceuticals – 7.4%
Abbott Laboratories	5,930	$332,969
GlaxoSmithKline PLC, ADR	5,380	271,098
Johnson & Johnson	20,070	1,338,669
Merck & Co., Inc.	15,560	904,192
Pfizer, Inc.	10,840	246,393
Wyeth	19,420	858,170

		$3,951,491

Railroad & Shipping – 0.9%
Burlington Northern Santa Fe Corp.	4,960	$412,821
Norfolk Southern Corp.	1,190	60,024

		$472,845

Specialty Chemicals – 1.2%
Air Products & Chemicals, Inc.	3,830	$377,753
Praxair, Inc.	3,130	277,662

		$655,415

Specialty Stores – 0.9%
Advance Auto Parts, Inc.	2,910	$110,551
Lowe’s Cos., Inc.	3,330	75,325
Staples, Inc.	12,590	290,451

		$476,327

Telecommunications – Wireless – 1.6%
Sprint Nextel Corp.	23,110	$303,434
Vodafone Group PLC, ADR	15,196	567,115

		$870,549

Telephone Services – 2.5%
AT&T, Inc.	14,060	$584,334
Embarq Corp.	7,385	365,779
Telus Corp.	2,050	98,933
Verizon Communications, Inc.	6,110	266,946

		$1,315,992

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 3.8%
Altria Group, Inc.	26,580	$2,008,916

Utilities – Electric Power – 4.0%
Dominion Resources, Inc.	14,168	$672,272
Entergy Corp.	3,520	420,710
FPL Group, Inc.	7,410	502,250
PG&E Corp.	4,010	172,791
PPL Corp.	3,470	180,752
Public Service Enterprise Group, Inc.	2,050	201,392

		$2,150,167

Total Common Stocks (Identified Cost, $44,012,778)		$52,584,648

MONEY MARKET FUNDS (V) – 1.3%
MFS Institutional Money Market Portfolio, 4.84%, at Cost and Net Asset Value	709,497	$709,497

Total Investments (Identified Cost, $44,722,275)		$53,294,145

OTHER ASSETS, LESS LIABILITIES – 0.1%		34,261

Net Assets – 100.0%		$53,328,406

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See Notes to Financial Statements

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 12/31/07
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $44,012,778)	$52,584,648
Underlying funds, at cost and value	709,497
Total investments, at value (identified cost, $44,722,275)		$53,294,145
Receivable for investments sold	85,711
Dividends receivable	83,503
Receivable from investment adviser	10,724
Other assets	1,338
Total assets		$53,475,421
Liabilities
Payable to custodian	$15,654
Payable for investments purchased	92,611
Payable to affiliates
Management fee	3,229
Shareholder servicing costs	81
Administrative services fee	192
Payable for independent trustees’ compensation	233
Accrued expenses and other liabilities	35,015
Total liabilities		$147,015
Net assets		$53,328,406
Net assets consist of
Paid-in capital	$41,978,343
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,571,870
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,787,511
Accumulated distributions in excess of net investment income	(9,318)
Net assets		$53,328,406
Shares of beneficial interest outstanding		5,030,226
Net asset value per share (net assets of $53,328,406 / 5,030,226 shares of beneficial interest outstanding)		$10.60

See Notes to Financial Statements

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 12/31/07
Net investment income
Income
Dividends	$578,419
Dividends from underlying funds	13,330
Foreign taxes withheld	(49)
Total investment income		$591,700
Expenses
Management fee	$167,862
Shareholder servicing costs	2,121
Administrative services fee	9,309
Independent trustees’ compensation	1,729
Custodian fee	11,997
Shareholder communications	3,398
Auditing fees	20,638
Legal fees	827
Miscellaneous	18,580
Total expenses		$236,461
Fees paid indirectly	(241)
Reduction of expenses by investment adviser	(82,616)
Net expenses		$153,604
Net investment income		$438,096
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$8,737,630
Foreign currency transactions	(4)
Net realized gain (loss) on investments and foreign currency transactions		$8,737,626
Change in unrealized appreciation (depreciation)
Investments	$(8,373,976)
Translation of assets and liabilities in foreign currencies	4
Net unrealized gain (loss) on investments and foreign currency translation		$(8,373,972)
Net realized and unrealized gain (loss) on investments and foreign currency		$363,654
Change in net assets from operations		$801,750

See Notes to Financial Statements

FINANCIAL STATEMENTS  |   STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/07	Year ended 6/30/07
	(unaudited)
Change in net assets
From operations
Net investment income	$438,096	$1,669,059
Net realized gain (loss) on investments and foreign currency transactions	8,737,626	13,240,981
Net unrealized gain (loss) on investments and foreign currency translation	(8,373,972)	4,563,942
Change in net assets from operations	$801,750	$19,473,982
Distributions declared to shareholders
From net investment income	$(1,126,906)	$(1,983,034)
From net realized gain on investments	(8,787,334)	(3,827,665)
Total distributions declared to shareholders	$(9,914,240)	$(5,810,699)
Change in net assets from fund share transactions	$(19,722,875)	$(28,647,115)
Total change in net assets	$(28,835,365)	$(14,983,832)
Net assets
At beginning of period	82,163,771	97,147,603
At end of period (including accumulated distributions in excess of net investment income of $9,318 and undistributed net investment income of $679,492)	$53,328,406	$82,163,771

See Notes to Financial Statements

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/07		Years ended 6/30
			2007	2006	2005	2004	2003
	(unaudited)
Net asset value, beginning of period	$13.01		$11.26	$11.09	$10.40	$8.71	$9.20
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.23	$0.21	$0.19	$0.18	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10	)(g)	2.39	1.06	1.16	1.66	(0.51)
Total from investment operations	$0.00	(w)	$2.62	$1.27	$1.35	$1.84	$(0.35)
Less distributions declared to shareholders
From net investment income	$(0.27)		$(0.30)	$(0.24)	$(0.21)	$(0.15)	$(0.14)
From net realized gain on investments	(2.14)		(0.57)	(0.86)	(0.45)	—	—
Total distributions declared to shareholders	$(2.41)		$(0.87)	$(1.10)	$(0.66)	$(0.15)	$(0.14)
Net asset value, end of period	$10.60		$13.01	$11.26	$11.09	$10.40	$8.71
Total return (%) (r)(s)	(0.13	)(n)	23.88	12.06	13.05	21.23	(3.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.77	0.75	0.73	0.71	0.76
Expenses after expense reductions (f)	0.55	(a)	0.55	0.55	0.55	0.55	0.55
Net investment income	1.57	(a)	1.89	1.81	1.81	1.81	2.05
Portfolio turnover	14		27	50	36	69	68
Net assets at end of period (000 Omitted)	$53,328		$82,164	$97,148	$111,696	$122,848	$135,005

(a)	Annualized.

(d)	Per share data are based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Notes to Financial Statements – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and other expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and redemptions in-kind.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

6/30/07
Ordinary income (including any short-term capital gains)	$2,172,415
Long-term capital gain	3,638,284
$5,810,699

Notes to Financial Statements – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/07
Cost of investments	$44,956,325
Gross appreciation	10,691,243
Gross depreciation	(2,353,423)
Net unrealized appreciation (depreciation)	$8,337,820
As of 6/30/07
Undistributed ordinary income	$967,318
Undistributed long-term capital gain	2,783,507
Other temporary differences	(68)
Net unrealized appreciation (depreciation)	16,711,796

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets. This written agreement may be rescinded only upon consent of the fund’s Board of Trustees. This management fee reduction amounted to $14,018, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2007 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay all of the fund’s operating expenses, exclusive of management, and certain other fees and expenses. This written agreement will continue through October 31, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended December 31, 2007, this reduction amounted to $68,477 and is reflected as a reduction of total expenses in the Statement of Operations.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2007, the fee was $2,103, which equated to 0.0075% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2007, these costs amounted to $18. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended December 31, 2007 was equivalent to an annual effective rate of 0.0334% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended December 31, 2007, the fee paid to Tarantino LLC was $216. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $121, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

Notes to Financial Statements – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, in-kind transactions, and short-term obligations, aggregated $7,733,822 and $29,313,185, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/07		Year ended 6/30/07
	Shares	Amount	Shares	Amount
Shares sold	3,342	$45,014	201,200	$2,420,234
Shares issued to shareholders in reinvestment of distributions	926,565	9,914,240	481,018	5,810,699
Shares reacquired	(2,217,068)	(29,682,129)	(2,988,758)	(36,878,048)
Net change	(1,287,161)	$(19,722,875)	(2,306,540)	$(28,647,115)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended December 31, 2007, the fund’s commitment fee and interest expense were $165 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	4,787,890	(4,078,393)	$709,497

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,330	$709,497

(8)	Redemption In-Kind

On July 12, 2007, the fund paid redemption proceeds by a distribution in-kind of portfolio securities that were valued at $7,613,645. The redeeming shareholder received a pro rata share of each of the securities held by the fund. The distribution of such securities generated a realized gain of $2,597,177 for the fund.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of similar funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

Board Review of Investment Advisory Agreement – continued

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees’ approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver and expense limitation), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the Fund’s name on the “Trust Fact Sheets, Prospectuses & Reports” page under “Institutional Capabilities & Products” in the “US Institutional Investor” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

CONTACT US

Web site

mfs.com

Call

1-800-637-2262

9 a.m. to 5 p.m. ET

Write

MFS Investment Management®

500 Boylston Street

Boston, MA 02116-3741

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 19, 2008

*	Print name and title of each signing officer under his or her signature.